Income Taxes (Tables)	12 Months Ended
Dec. 30, 2012
Income Tax Disclosure [Abstract]
Components of Income Tax (Provision) Benefit

Income tax (provision) benefit consists of the following:

	Year Ended
	January 2, 2011	January 1, 2012	December 30, 2012
U.S. Federal—current	$(153)	$(1,433)	$(309)
U.S. Federal—deferred	(2,396)	17,496	(12,687)

U.S. Federal—total	(2,549)	16,063	(12,996)

State—current	(853)	(588)	(1,105)
State—deferred	82	2,256	(1,166)

State—total	(771)	1,668	(2,271)

Total (provision) benefit	$(3,320)	$17,731	$(15,267)

Tax Rate Reconciliation

Income tax (provision) benefit differed from the amounts computed by applying the U.S. federal income tax rate to pretax income as a result of the following:

	Year Ended
	January 2, 2011	January 1, 2012	December 30, 2012
Federal statutory rate	34.00%	35.00%	35.00%
Increase in income taxes resulting from:
State income taxes, net of federal benefit	6.22	4.03	5.17
Nondeductible transaction costs	—	—	3.38
Other, net	0.36	0.22	0.36

Effective tax rate	40.58%	39.25%	43.91%

Components of Deferred Tax Assets and Deferred Tax Liabilities

Significant components of the Company’s deferred tax assets and deferred tax liabilities are as follows:

	As Of
	January 1, 2012	December 30, 2012
Deferred tax assets
Employee benefits	$6,911	$13,731
Net operating loss carryforwards and tax credits	13,386	10,945
Lease related	41,192	54,798
Other accrued liabilities	5,809	5,048
Intangible assets	26,331	17,917
Inventories and other	151	1,401

Total gross deferred tax assets	93,780	103,840
Deferred tax liabilities
Depreciation and amortization	(34,653)	(56,670)

Total gross deferred tax liabilities	(34,653)	(56,670)

Net deferred tax asset	$59,127	$47,170

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	As Of
	January 2, 2011	January 1, 2012	December 30, 2012
Beginning balance	$204	$307	$—
Additions based on tax positions related to the current year	307	—	150
Reductions for tax positions of prior years	(204)	(307)	—

Net deferred tax asset (liability)	$307	$—	$150